Potentially Dilutive Securities - Net Loss per Share (Detail) - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Common stock options	3,584,000	65,000	3,584,150	65,430
Common stock warrants - equity treatment	2,556,000	2,549,000	2,548,632	2,556,133
Common stock warrants - liability treatment	49,528,000	62,194,000	49,557,865	103,284
Excluded potentially dilutive securities	55,668,000	64,808,000	55,690,647	2,724,847